UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09123

AMIDEX Funds, Inc.
Exact name of registrant as specified in charter)

970 Rittenhouse Rd	Eagleville, Pa 19403
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, 4520 Main Street, suite 1425	Kansas City, MO 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:      610 666-1330

Date of fiscal year end:      05/31/2015

Date of reporting period:    06/30/2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1 -4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

Fund	Company Name	Symbol	CUSIP	Date
					Matter #	Matter	Proposed By	Vote casted	Vote	Management Vote
							issuer	Yes	For	For
							holder	No	Against	Against
									Abstain	Abstain
AMIDEX35 Israel Mutual Fund	Bezeq Israeli Telecommunication Corp Ltd	BEZQ IT	6098032	08/27/13	1	Approve Distribution of Dividend	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Delek Group Ltd	DELKG IT	6219640	09/11/13	1	Approve the remuneration policy of the executives	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Delek Group Ltd	DELKG IT	6219640	09/11/13	2	Approve CEO 2012 payment	issuer	Yes	Against	For
AMIDEX35 Israel Mutual Fund	Azrieli Group	AZRG IT	B5MN1W0	09/11/13	1	Approve the remuneration policy of the executives	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Azrieli Group	AZRG IT	B5MN1W0	09/11/13	2	Approval of consolidated financial statements	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Azrieli Group	AZRG IT	B5MN1W0	09/11/13	3	Re-elect officiating Directors	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Azrieli Group	AZRG IT	B5MN1W0	09/11/13	4	Appoint Auditors and authorize their fees	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Bank Hapoalim BM	POLI IT	6075808	09/12/13	1	Approval of the compensation policy of the bank	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Bank Hapoalim BM	POLI IT	6075808	09/12/13	2	Re-elect officiating Directors	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Bank Hapoalim BM	POLI IT	6075808	09/12/13	3	Re-elect officiating Directors	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Bank Leumi Le-Israel BM	LUMI IT	6076425	11/12/13	1	Approve the remuneration policy of the executives	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Bank Leumi Le-Israel BM	LUMI IT	6076425	11/12/13	2	Approval of grant to the active Chairman of the Board	issuer	Yes	Against	For
AMIDEX35 Israel Mutual Fund	Bank Leumi Le-Israel BM	LUMI IT	6076425	11/12/13	3	Approve compensation of CEO and Chairman	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Bank Leumi Le-Israel BM	LUMI IT	6076425	11/12/13	4	Approve Purchase of D&O Insurance	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Bank Leumi Le-Israel BM	LUMI IT	6076425	11/12/13	5	Approve amendment of idemnity undertaking	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Bank Leumi Le-Israel BM	LUMI IT	6076425	11/12/13	6	Re-elect external director	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Migdal Insurance Holdings Ltd	MGDL IT	6509062	09/30/13	1	Approve agreement by the fully owned subsidiary	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Migdal Insurance Holdings Ltd	MGDL IT	6509062	09/30/13	2	Approve an Option Grant to Chairman	issuer	Yes	Against	For
AMIDEX35 Israel Mutual Fund	Migdal Insurance Holdings Ltd	MGDL IT	6509062	09/30/13	3	Approve an Option Grant to Chairman	issuer	Yes	Against	For
AMIDEX35 Israel Mutual Fund	Oil Refineries Ltd	ORL	B1YMQ44	10/15/13	1	Approve the remuneration of the Directors	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Oil Refineries Ltd	ORL	B1YMQ44	10/15/13	2	Approve an Option Grant to Chairman	issuer	Yes	Against	For
AMIDEX35 Israel Mutual Fund	Mizrahi Tefahot Bank Ltd	MZTF IT	6916703	10/23/13	1	Re-elect external director	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Mizrahi Tefahot Bank Ltd	MZTF IT	6916703	10/23/13	2	Re-elect external director	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Bank Leumi Le-Israel BM	LUMI IT	6076425	10/23/13	1	Receive and approve the Financial Statements	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Bank Leumi Le-Israel BM	LUMI IT	6076425	10/23/13	2	Appoint Auditors and authorize their fees	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Bank Leumi Le-Israel BM	LUMI IT	6076425	10/23/13	3	Re-elect officiating Directors	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Bank Leumi Le-Israel BM	LUMI IT	6076425	10/23/13	4	Re-elect external director	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Bank Leumi Le-Israel BM	LUMI IT	6076425	10/23/13	5	Approve resolution of duties of officers and disclosure	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Bank Leumi Le-Israel BM	LUMI IT	6076425	10/23/13	6	Re-elect external director	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Oil Refineries Ltd	ORL	B1YMQ44	11/14/13	1	Approve to Increase Registered Capital	issuer	Yes	Against	For
AMIDEX35 Israel Mutual Fund	Migdal Insurance Holdings Ltd	MGDL IT	6509062	11/12/13	1	Approval of consolidated financial statements	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Migdal Insurance Holdings Ltd	MGDL IT	6509062	11/12/13	2	Appoint Auditors and authorize their fees	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Migdal Insurance Holdings Ltd	MGDL IT	6509062	11/12/13	3	Re-elect officiating Directors	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	First International Bank of Israel	FTIN	6123815	12/23/13	1	Re-elect officiating Directors	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	First International Bank of Israel	FTIN	6123815	12/23/13	2	Approval of consolidated financial statements	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	First International Bank of Israel	FTIN	6123815	12/23/13	3	Appoint Auditors and authorize their fees	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	First International Bank of Israel	FTIN	6123815	12/23/13	4	Appoint Auditors and authorize their fees	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	First International Bank of Israel	FTIN	6123815	12/23/13	5	Re-elect officiating Directors	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Mizrahi Tefahot Bank Ltd	MZTF IT	6916703	12/19/13	1	Approval of consolidated financial statements	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Mizrahi Tefahot Bank Ltd	MZTF IT	6916703	12/19/13	2	Re-elect officiating Directors	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Mizrahi Tefahot Bank Ltd	MZTF IT	6916703	12/19/13	3	Appoint Auditors and authorize their fees	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Delek Group Ltd	DELKG IT	6219640	01/22/14	1	Approve renewal of agreement with Orly Energy	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Bank Hapoalim BM	POLI IT	6075808	03/12/14	1	Re-elect external director	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Bezeq Israeli Telecommunication Corp Ltd	BEZQ IT	6098032	03/11/14	1	Approve an addition to officers' remuneration	issuer	Yes	Against	For
AMIDEX35 Israel Mutual Fund	Bezeq Israeli Telecommunication Corp Ltd	BEZQ IT	6098032	03/11/14	2	Approve compensation of CEO and Chairman	issuer	Yes	Against	For
AMIDEX35 Israel Mutual Fund	Israel Corp Ltd/The	ILCO IT	6889678	03/24/14	1	Re-elect external director	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Mizrahi Tefahot Bank Ltd	MZTF IT	6916703	03/25/14	1	Approve terms of Service as Chairman of the Board	issuer	Yes	Against	For
AMIDEX35 Israel Mutual Fund	Mizrahi Tefahot Bank Ltd	MZTF IT	6916703	03/25/14	2	Approve to Grant Indemnity Undertaking to D&O	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Bezeq Israeli Telecommunication Corp Ltd	BEZQ IT	6098032	03/27/14	1	Approve Distribution of Dividend	issuer	Yes	For	For
AMIDEX35 Israel Mutual Fund	Migdal Insurance Holdings Ltd	MGDL IT	6509062	04/01/14	1	Approve compensation of CEO's son	issuer	Yes	Against	For
AMIDEX35 Israel Mutual Fund	Migdal Insurance Holdings Ltd	MGDL IT	6509062	04/01/14	2	Approve compensation of CEO and Chairman	issuer	Yes	Against	For
AMIDEX35 Israel Mutual Fund	Migdal Insurance Holdings Ltd	MGDL IT	6509062	04/01/14	3	Approve compensation of CEO and Chairman	issuer	Yes	Against	For
AMIDEX35 Israel Mutual Fund	Migdal Insurance Holdings Ltd	MGDL IT	6509062	04/01/14	4	Re-elect external director	issuer	Yes	For	For

SIGNATURES
[See General Instruction F]
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AMIDEX Funds, Inc.

By (Signature and Title)* /s/ Cliff Goldstein

Date August 6, 2014
* Print the name and title of each signing officer under his or her signature.